Material Events in the Reporting Period (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands	1 Months Ended		6 Months Ended
	May 24, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	May 24, 2022 ₪ / shares shares	Mar. 31, 2022 ₪ / shares shares	Jan. 11, 2022 shares
Material Events in the Reporting Period (Details) [Line Items]
Research and development services			$ 67,000	₪ 235
Financial expenses			2,788
Ordinary shares issued | shares							125,000
Total expense			2,000
Shares issued | shares	275,000	1,300,000			275,000	1,300,000
Exercise price | (per share)	$ 0.29	$ 0.64			₪ 1
Vest over period	3 years	3 years
Vested options | shares	91,000
Minimum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)		$ 0.56				₪ 1.95
Maximum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)		$ 0.65				₪ 2.29
Employees [Member]
Material Events in the Reporting Period (Details) [Line Items]
Total expense			43,000
Employees One [Member]
Material Events in the Reporting Period (Details) [Line Items]
Total expense			18,000
Board of Directors [Member]
Material Events in the Reporting Period (Details) [Line Items]
Total expense			$ 24,000
Board of Directors [Member] | Minimum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)	$ 0.29				1
Board of Directors [Member] | Maximum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)	$ 0.65				₪ 2.29